Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Purchase Obligations
Commitment And Contingencies [Line Items]
Purchase obligation, remainder of 2023	$ 17
Purchase obligation, 2023/2024	27	$ 26
Purchase obligation, 2024/2025	9	27
Purchase obligation, 2025/2026	4	9
Purchase obligation, 2026/2027	3	4
Purchase obligation, thereafter		3
Service Obligations
Commitment And Contingencies [Line Items]
Service obligation, remainder of 2023	111
Service obligation, 2023/2024	154	147
Service obligation, 2024/2025	162	154
Service obligation, 2025/2026	170	162
Service obligation, 2026/2027	$ 332	170
Service obligation, thereafter		$ 332
Service obligation agreement termination fees percentage	25.00%	25.00%
Service obligation maturity period	10 years	10 years